N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments April 30, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (96.3%)

Education (7.7%)
Hutchinson, KS Community College 5.000% 10/01/25	$350,000	$359,278
Hutchinson, KS Community College 5.250% 10/01/30	300,000	306,114
Hutchinson, KS Community College 5.250% 10/01/33	450,000	457,987
KS Dev. Fin. Auth. Sales Tax Rev. K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	207,852
KS St Dev Fin Auth Lease Rev Univ Kansas Tenant 5.000% 06/15/39	1,000,000	1,013,840
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 02/01/26	500,000	517,630
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	700,000	750,379
		3,613,080
General Obligation (27.0%)
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	250,000	284,260
Dickinson Cnty, KS USD #473 5.000% 09/01/27	325,000	355,745
Dodge, KS School District #443 5.000% 09/01/11	1,000,000	1,045,320
Douglas Cty., KS Sales Tax Ref. 5.000% 08/01/19	1,000,000	1,069,170
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 09/01/29	250,000	259,275
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/23	200,000	216,898
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,069,010
*Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,162,331
Johnson Cty., KS USD #232 (Desoto) 5.250% 09/01/23	500,000	542,055
Junction City, KS Ref & Impt 5.000% 9/1/25	250,000	260,948
Junction City, KS Unlimited GO 4.100% 09/01/20	100,000	104,009
Junction City, KS Unlimited GO 4.250% 09/01/21	100,000	104,222
Junction City, KS Unlimited GO 4.400% 09/01/22	100,000	105,316
Lawrence, KS (Unlimited Tax) Refunding G.O. 5.375% 09/01/20	500,000	506,680
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.125% 03/01/29	1,000,000	1,071,820
Manhattan, KS General Obligation 5.000% 11/01/28	130,000	141,538
Montgomery County, KS USD #446 5.000% 09/01/33	250,000	261,160
Newton, KS Unlimited G.O. 4.750% 09/01/29	435,000	454,318
Park City, KS 6.000% 12/01/29	500,000	553,535
Park City, KS General Obligation Ref & Impr. 5.375% 12/01/25	250,000	251,023
Reno Cty., KS USD #308 Hutchinson 4.500% 09/01/23	500,000	525,900
Salina, KS (General Obligation) 4.625% 10/1/27	200,000	208,164
Sedgwick Cty., KS Uni Sch Dist #262 5.000% 09/01/28	500,000	531,590
Shawnee Cty., KS G.O. 5.000% 09/01/16	655,000	742,698
Topeka, KS G.O. 5.000% 08/15/21	400,000	405,880
Wyandotte Cnty., KS General Obligation 5.000% 08/01/27	500,000	534,090
		12,766,955
Health Care (18.9%)
KS Devl. Fin. Auth. Sisters of Charity Leavenworth 5.125% 12/01/18	100,000	100,019
KS ST Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	263,613
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	260,795
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/29	100,000	102,591
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	255,633
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev. 6.125% 12/01/20	1,000,000	1,013,130
KS Devl. Finance Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	516,980
KS Devlop. Fin. Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	508,100
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded 5.375% 11/15/24	1,365,000	1,377,845
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/26	500,000	505,315
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/36	300,000	286,800
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	250,000	252,787
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 09/01/25	235,000	235,891
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 09/01/30	500,000	501,105
Olathe, Health Fac Rev (Med Center) 5.000% 9/1/29	500,000	493,450
Sedgwick Cty., KS Health Care Rev. (Catholic Care Center) 5.000% 08/01/25	1,000,000	1,001,740
University KS Hosp Auth. (KU Health) 5.000% 09/01/26	100,000	101,056
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31	1,100,000	1,113,057
		8,889,907
Housing (5.1%)
Kansas City, KS Mrtge. Rev. 5.900% 11/01/27	200,000	200,002
*Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/01/27	2,210,000	2,210,022
		2,410,024
Other Revenue (12.9%)
Butler Cnty., KS Public Bldg. 5.550% 10/01/21	300,000	305,121
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 08/01/22	250,000	255,602
Dodge City, KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,061,250
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	594,459
*KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/26	1,335,000	1,409,840
KS St Dev Fin Auth Rev State of KS Projects 5.000% 11/01/34	500,000	524,875
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/01/25	250,000	266,990
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/01/25	250,000	273,980
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 06/01/33	250,000	256,510
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 5/1/35	250,000	261,050
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	137,595
Manhattan, KS Sales Tax Rev. Downtown Redevelopment 5.250% 12/01/26	250,000	252,407
Manhattan, KS Spl Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	502,590
		6,102,269
Prerefunded (0.8%)
KS St Dev Fin Auth Lease Rev (Dept of Admin Cap Rest) 5.375% 10/01/20	370,000	377,751

Transportation (6.2%)
Kansas Dept. Transportation Highway Rev. 5.000% 03/01/23	250,000	265,045
KS Devl. Finance Auth. (KS St. Project) Rev. 5.000% 10/01/17	130,000	138,065
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	120,000	124,884
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/01/26	250,000	265,225
KS Turnpike Auth. Rev. 5.250% 09/01/21	500,000	526,010
KS Turnpike Auth. Rev. 5.000% 09/01/24	330,000	340,718
KS Turnpike Auth. Rev. 5.000% 09/01/25	750,000	772,320
Overland Park, KS Trans. Devl. Dist., Sales Tax Rev. Oak Park Mall 5.200% 04/01/20	500,000	504,660
		2,936,927
Utilities (17.7%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	1,000,000	1,002,800
Burlington, KS PCR (Gas & Elec.) 4.850% 06/01/31	500,000	502,025
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 05/01/11	250,000	250,000
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/01/22	1,000,000	1,051,510
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/01/23	1,000,000	1,037,830
*KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/01/28	250,000	259,500
Puerto Rico Electric Power Auth. Power Rev. 5.250% 07/01/26	750,000	781,035
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 06/01/31	750,000	757,868
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/01/18	1,465,000	1,572,824
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/01/28	500,000	511,650
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	100,000	109,213
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 09/01/29	500,000	541,135
		8,377,390

TOTAL MUNICIPAL BONDS (COST: $44,193,170)		$45,474,303

SHORT-TERM SECURITIES (3.7%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.1293% (COST: $1,730,420)	1,730,420	$1,730,420

TOTAL INVESTMENTS IN SECURITIES (COST: $45,923,590)		$47,204,723
OTHER ASSETS LESS LIABILITIES		35,452

NET ASSETS		$47,240,175

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

KANSAS INSURED INTERMEDIATE FUND
Schedule of Investments April 30, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (96.6%)

Education (2.7%)
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	$235,000	$245,645
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	255,000	273,352
		518,997
General Obligation (54.9%)
Butler Cnty., KS USD #402 5.250% 9/1/21	560,000	617,512
*Butler Cnty, KS USD #385 5.000% 09/01/18	500,000	561,335
Cowley Cnty., KS USD #470 4.750% 9/1/2023	100,000	106,678
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	140,000	159,186
Crawford Cnty., KS School Distist 5.000% 09/01/20	300,000	336,882
Dickinson Cnty, KS USD #473 4.500% 09/01/22	215,000	232,340
Douglas Cnty, KS USD #491 Eudora Schools 5.500% 9/1/24	250,000	275,660
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 09/01/23	375,000	403,747
Douglas County, KS USD #491 Eudora 4.000% 9/1/22	250,000	245,917
Douglas Cnty, KS USD #491 Eudora 5.500% 9/1/29	500,000	543,080
Ford Cnty., KS Sales Tax - Ser A 4.500% 09/01/24	500,000	525,940
Harvey Cty., KS USD #373 (Newton) 4.000% 09/01/18	250,000	259,993
Johnson Cty., KS USD #232 (Desoto) 5.000% 09/01/15	100,000	114,794
Junction City., KS Unlimited GO 4.500% 09/01/23	100,000	103,725
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.250% 03/01/24	200,000	220,012
Leavenworth Cnty., KS USD #453 4.750% 03/01/25	250,000	264,338
Leavenworth Cnty., KS USD #453 4.750% 09/01/25	300,000	316,968
Leavenworth Cnty., KS USD #458 4.500% 09/01/28	250,000	253,513
Leoti, KS USD #467 5.000% 10/01/18	100,000	112,441
Miami Cnty KS USD #416 Louisberg Schools 4.000% 9/1/13	50,000	52,960
Montgomery County, KS USM #445 5.000% 04/01/21	100,000	104,788
Montgomery County, KS USD #446 4.000% 09/01/19	150,000	155,988
Morton Cty., KS USD #217 4.000% 09/01/10	100,000	99,968
Neosho County, KS USD #413 5.000% 9/1/20	345,000	366,487
Newton, KS Unlimited G.O. 5.000% 09/01/21	100,000	111,094
Olathe, Kansas General Obligation 4.000% 10/01/19	100,000	105,302
Park City, KS 5.100% 12/01/20	200,000	221,562
Park City, KS 5.500% 12/01/24	100,000	112,123
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	528,390
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 09/01/15	190,000	202,130
Sedgwick Cnty KS, USD #262 5.000% 9/1/24	250,000	270,010
Sedgwick Cty., KS UNI School Dist. #262 5.000% 09/01/18	100,000	114,646
Sedgwick Cty., KS USD #265 (Goddard) 4.250% 10/01/20	250,000	257,483
Sedgwick Cty., KS USD #265 (Goddard) 4.500% 10/01/26	250,000	263,543
Sedgwick Cty., KS USD #266 Maize School 5.250% 09/01/20	360,000	408,524
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 09/01/14	485,000	509,517
Wichita, KS GO 4.500% 09/01/22	150,000	159,282
Wichita, KS GO 4.750% 09/01/27	180,000	189,531
Wyandotte Cnty/Kansas Unified Gvt Unltd GO 5.000% 8/1/19	150,000	161,761
Wyandotte Cnty, KS. GO 5.000% 8/1/25	250,000	271,318
Wyandotte Cnty KS USD #203 4.250% 9/1/26	125,000	126,354
Wyandotte Cnty., KS USD #500 G.O. 5.250% 09/01/13	250,000	283,117
		10,729,939
Health Care (5.8%)
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	633,669
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	500,000	505,575
		1,139,244
Housing (8.3%)
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 01/01/24	255,000	255,043
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.000% 10/01/14	475,000	475,066
Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.180% 10/01/23	445,000	445,187
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/01/12	310,000	310,003
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/01/14	140,000	140,046
		1,625,345
Other Revenue (13.5%)
Dodge City KS Sales Tax Rev 4.500% 6/1/28	100,000	100,093
Dodge City, KS Sales Tax Rev 5.000% 06/01/21	310,000	338,653
Dodge City, KS Sales Tax Rev 4.400% 06/01/25	350,000	360,920
KS Devl Fin. Auth. Kansas Projects 5.250% 10/01/22	100,000	107,182
KS Devl. Finance Auth. (KS St. Project) Rev. 5.000% 10/01/17	135,000	143,375
KS Devl. Finance Auth. (KS St. Projects) Rev. 5.000% 10/1/17	115,000	119,680
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 05/01/2019	250,000	261,220
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/01/25	100,000	109,592
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	137,595
Neosho County, KS Sales Tax Rev 4.000% 10/01/23	500,000	501,015
Sumner Cnty., KS Sales Tax Rev. 5.000% 10/01/14	400,000	453,000
		2,632,325
Prerefunded (4.3%)
*Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) 5.250% 09/01/16	770,000	834,464

Transportation (1.5%)
KS Turnpike Auth. Rev. 5.000% 09/01/24	200,000	206,496
KS Turnpike Auth. Rev. 5.000% 09/01/25	75,000	77,232
		283,728
Utilities (5.6%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	190,000	190,532
Kansas City, KS Util. Syst. Ref. & Impvt. 6.300% 09/01/16	45,000	44,978
Puerto Rico Electric Rev. 5.250% 07/01/25	250,000	263,290
Topeka, KS Utilities Rev 4.250% 08/01/21	150,000	151,740
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	200,000	218,426
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 09/01/24	200,000	224,450
		1,093,416

TOTAL MUNICIPAL BONDS (COST: $18,337,024)		$18,857,458

SHORT-TERM SECURITIES (3.0%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.1293% (COST: $584,210)	584,210	$584,210

TOTAL INVESTMENTS IN SECURITIES (COST: $18,921,234)		$19,441,668
OTHER ASSETS LESS LIABILITIES		84,213

NET ASSETS		$19,525,881

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments April 30, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (97.3%)

Education (19.0%)
Metropolitan Community College South Omaha Bldg. Proj. 4.500% 3/1/26	$1,000,000	$1,023,760
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. 5.500% 04/01/27	1,000,000	1,007,070
University of NE Fac. Corp. Deferred Maintenance 5.000% 07/15/20	500,000	537,890
University NE, University Revs. Kearney Studend Fees & Facs. 5.000% 07/01/35	600,000	621,708
Univ. of NE Board of Regents Student Facs. 5.000% 05/15/32	250,000	261,278
Univ. of NE Board of Regents (Heath & Rec. Proj.) 5.000% 05/15/33	600,000	630,720
University NE University Rev. Lincoln Student Fee 4.000% 07/01/24	250,000	253,763
Univ. of NE (U. of NE - Lincoln Student Fees) Rev. 5.125% 07/01/32	250,000	255,788
University of NE University Rev. Lincoln Student Facs. 5.000% 07/01/28	250,000	257,892
University of Puerto Rico 5.000% 06/01/17	1,250,000	1,259,962
		6,109,831
General Obligation (35.1%)
Dawson Cnty, NE SID #1 G.O. Ref (IBP, Inc. Proj.) 5.650% 02/01/22	700,000	609,931
*Dodge Cty., NE SD #001 (Fremont Public Schools) 5.500% 12/15/20	1,000,000	1,032,060
Douglas Cty., NE G.O. 4.750% 12/01/25	250,000	250,870
Douglas Cty., NE SID #397 (Linden Estates II) 5.600% 04/01/23	500,000	500,435
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. 4.500% 12/15/23	250,000	252,645
Douglas Cty., NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	500,000	508,525
Douglas County, NE School Dist. #59 4.550% 12/15/32	635,000	639,121
Douglas Cnty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	241,690
Hall Cty., NE School Dist. #2 Grand Island 5.000% 12/15/23	500,000	544,635
Knox County School Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	250,078
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) 5.250% 01/15/21	500,000	511,035
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O. 5.250% 01/15/22	500,000	524,240
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/2025	400,000	401,984
Lincoln-Lancaster County Neb. Pub. Bldg. Lease Rev. 4.000% 10/15/30	100,000	98,447
Madison County School Di st #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,637,916
Omaha, NE Various Purpose 5.000% 05/01/22	250,000	263,665
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	516,630
Omaha, NE Unlimited GO 5.000% 10/15/25	250,000	277,490
Papillion, NE G.O. 4.350% 12/15/27	250,000	251,787
Sarpy Count School Dist.#27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	265,267
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	528,390
Saunders Cty., NE G.O. 5.000% 11/1/30	250,000	251,430
Saunders Cty., NE G.O. 4.250% 12/15/21	515,000	522,122
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	441,426
		11,321,819
Health Care (14.7%)
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.300% 12/15/18	250,000	250,107
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.250% 12/15/33	250,000	239,780
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. 5.250% 09/01/21	250,000	242,367
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	268,620
Douglas Cty., NE (Catholic Health Corp.) Rev. 5.375% 11/15/15	160,000	160,054
Douglas County, NE Hosp. Methodist Health 5.500% 11/01/38	500,000	490,475
Douglas Cty, NE Hosp. Methodist Health 5.500% 11/01/38	250,000	254,500
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project) 4.750% 06/01/21	1,000,000	974,910
Douglas County NE, Hosp. Auth. #1 Immanuel Oblig. Group 5.500% 01/01/30	250,000	248,983
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. 5.450% 11/15/22	750,000	763,530
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 5.650% 05/01/12	100,000	101,012
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. 6.150% 05/01/30	250,000	252,515
Sarpy Cnty NE Hosp. Auth #1 Immanuel Oblig. Group 5.500% 01/01/30	500,000	497,965
		4,744,818
Housing (0.4%)
NE Invmt. Finance Auth. Multifamily Hsg. Rev. 6.200% 06/01/28	135,000	135,030

Other Revenue (4.0%)
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 02/01/29	1,000,000	1,030,280
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	250,000	256,307
		1,286,587
Utilities (24.1%)
Cornhusker Public Power Dist. Electric Rev. 4.650% 07/01/29	250,000	252,912
Dawson Cty. Public Power Electric Sys. Rev. 4.750% 12/01/32	250,000	251,540
Fremont, NE Combined Utilities Rev. 5.000% 10/15/21	500,000	510,840
*Lincoln, NE Elec. Syst. Rev. 5.000% 09/01/21	1,000,000	1,041,300
Lincoln, NE San. Swr. Rev. 4.500% 6/15/29	250,000	253,528
Lincoln, NE Water Rev. 5.000% 08/15/22	575,000	594,113
Lincoln, NE Water Rev. 4.000% 08/15/25	250,000	256,965
Lincoln, NE Water Rev. 4.500% 08/15/34	250,000	257,673
Municipal Energy Agy of NE Power Supply Rev. 5.125% 04/01/24	195,000	211,717
Omaha, NE Metropolitan Utility Water Dist. Rev 4.375% 12/01/26	400,000	409,368
Omaha Public Power Electric Rev. 5.250% 02/01/23	250,000	274,698
Omaha, NE Public Power Electric Rev. 5.000% 02/01/34	1,000,000	1,023,260
Omaha, NE Public Power Dist. Elec. Syst. Rev. 6.200% 02/01/17	650,000	767,397
Omaha, NE Public Power Dist. (Electric Rev) 4.750% 02/01/25	250,000	264,938
Omaha, NE Public Power Dist. (Electric Rev) 4.300% 02/01/31	100,000	97,281
Public Power Generation Agy Whelan Energy Rev 5.000% 01/01/32	500,000	508,375
Public Power Generation Agy. Whelan Energy Center 5.000% 01/01/27	250,000	264,893
Puerto Rico Electric Rev. 5.250% 07/01/25	250,000	263,290
Southern Public Power Dist. 5.000% 12/15/23	250,000	267,697
		7,771,785

TOTAL MUNICIPAL BONDS (COST: $30,836,402)		$31,369,870

SHORT-TERM SECURITIES (0.6%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.1293% (COST: $203,358)	203,358	$203,358

TOTAL INVESTMENTS IN SECURITIES (COST: $31,039,760)		$31,573,228
OTHER ASSETS LESS LIABILITIES		656,249

NET ASSETS		$32,229,477

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

OKLAHOMA MUNICIPAL FUND
Schedule of Investments April 30, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (97.0%)

Education (34.0%)
Claremore, OK Student Hsg. Rev. (Rogers University) 5.750% 09/01/34	$500,000	$423,125
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.375% 12/01/19	200,000	195,210
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.500% 12/01/28	865,000	777,263
McClain Cnty, OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	585,000	604,428
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. 5.000% 08/01/24	150,000	150,075
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.100% 03/01/16	140,000	140,053
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.150% 03/01/21	100,000	100,042
OK Board of Regents (Univ. of Central OK) 5.600% 08/01/20	150,000	154,414
OK Board of Regents (Univ. of Central OK) 5.700% 08/01/25	390,000	399,941
Ok Devl. Finance Auth Lease Rev Master St Higher Ed 4.400% 12/1/29	250,000	249,822
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) 4.900% 12/01/22	200,000	206,846
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) 4.500% 06/01/26	250,000	259,877
OK Devl. Finance Auth. (Seminole State College) 5.125% 12/01/27	150,000	155,468
OK Devl. Finance Auth. (Langston Univ. Stadium) 5.000% 07/01/27	250,000	259,755
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 07/01/22	500,000	528,490
OK Capital Impvt. Auth. (Higher Ed. Project) 5.000% 07/01/24	250,000	262,110
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 07/01/30	1,000,000	1,032,150
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.625% 12/01/20	140,000	129,381
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.700% 12/01/25	220,000	194,836
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj 5.750% 12/01/30	250,000	209,553
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.550% 11/01/21	250,000	228,223
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.650% 11/01/31	375,000	318,780
Rural Enterprises, OK Inc. USAOF Student Housing 5.550% 11/01/21	250,000	224,875
Rural Enterprises, OK Inc. USAOF Student Housing 5.650% 11/01/31	250,000	213,010
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) 5.250% 11/01/23	250,000	206,548
University of OK Board of Regents (Research Fac.) Rev. 4.800% 03/01/28	670,000	686,033
University of OK Board of Regents (Multi Facs.) Rev. 4.750% 06/01/29	250,000	255,065
OK Board of Regents (Univ. of OK) 4.125% 07/01/26	250,000	253,410
Board of Regents (OK Univ. Science Center) 5.000% 7/1/36	1,000,000	1,044,110
University of OK Board of Regents Student Hsg. Rev. 5.000% 11/01/27	1,000,000	1,017,270
University of OK Student Hsg. (Cameron Univ.) Rev. 5.500% 07/01/23	250,000	269,595
University of Puerto Rico 5.000% 06/01/17	750,000	755,977
		11,905,735
General Obligation (2.5%)
Oklahoma City, OK 4.250% 03/01/22	110,000	113,347
Tulsa, OK General Obligation 4.500% 03/01/23	700,000	733,138
		846,485
Health Care (4.1%)
Norman, OK (Regl. Hospital) Auth. 5.250% 09/01/16	180,000	178,673
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 5.750% 02/15/25	125,000	125,057
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 6.000% 02/15/29	100,000	100,029
OK Devl. Finance Auth. (St. John Health Syst.) 5.750% 02/15/25	50,000	50,023
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. 5.000% 12/01/28	500,000	500,055
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) 5.000% 11/01/21	250,000	260,095
Tulsa County Ind. Auth. Health Fac. 4.600% 02/01/35	250,000	250,128
		1,464,060
Housing (5.1%)
OK Housing Finance Agency Single Family Homeownership 5.250% 09/01/21	60,000	60,156
OK Housing Finance Agency Single Family Homeownership 5.850% 09/01/20	10,000	10,040
*Oklahoma Housing Finance 5.050% 09/01/23	775,000	776,728
Oklahoma Housing Finance 5.150% 09/01/29	390,000	385,414
Oklahoma Housing Finance 5.200% 09/01/32	390,000	381,572
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev 5.100% 03/01/17	85,000	85,811
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev. 5.100% 09/01/17	85,000	86,187
		1,785,908
Other Revenue (17.3%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 3/1/35	275,000	275,440
Collinsville OK Mun Auth Sales Tax Rev 5.000% 3/1/40	250,000	249,983
Durant, OK Community Fac. Auth. Sales Tax Rev. 5.500% 11/01/19	500,000	538,080
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. 4.500% 04/01/18	250,000	252,452
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) 5.500% 10/01/19	250,000	277,382
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A 5.600% 03/01/15	280,000	281,305
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement 5.100% 06/01/27	120,000	123,104
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.600% 04/01/22	250,000	256,912
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.650% 04/01/23	250,000	256,140
OK Capital Impvt. Auth. (Supreme Court Proj.) 4.500% 07/01/26	500,000	512,875
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 07/01/22	100,000	104,332
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 07/01/23	100,000	103,613
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.500% 07/01/24	200,000	209,154
OK State Student Loan Auth. 6.350% 09/01/25	280,000	298,805
*OK State Student Loan Auth. 5.625% 06/01/31	685,000	678,417
OK State Student Loan Auth. 5.300% 12/01/32	450,000	419,081
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 2/1/30	250,000	251,475
Tulsa Cty, OK Indl. Auth. Recreation Facs. 4.700% 09/01/24	500,000	510,675
Tulsa Oklahoma Pub. Facs. Auth. 4.750% 11/15/37	500,000	473,540
		6,072,765
Prerefunded (0.1%)
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded 5.000% 01/01/21	10,000	10,719

Transportation (6.2%)
Oklahoma City Airport Trust Jr. Lien Refunding Series B. 5.000% 07/01/19	250,000	275,130
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 07/01/21	250,000	272,010
OK Capital Impvt. Auth. (State Highway) Rev. 5.000% 06/01/14	250,000	279,885
OK Capital Impvt. Auth. (State Highway) Rev. 4.000% 07/01/18	250,000	263,340
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded 5.000% 01/01/21	90,000	92,950
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 6/1/19	125,000	125,810
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 6/1/19	125,000	125,810
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.750% 6/1/31	500,000	500,370
Tulsa, OK Arpts Impt Tr Gen Rev Ref 6.000% 6/1/23	250,000	247,600
		2,182,905
Utilities (27.7%)
*Drumright, OK Utility Sys. Rev. 4.750% 02/01/36	950,000	936,729
Edmond, OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	162,393
Edmond, OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	260,520
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 07/01/23	200,000	207,104
Jenks Aquarium Auth. Rev. 5.250% 07/01/29	500,000	519,420
McAlester, OK Public Works Auth. 5.100% 02/01/30	100,000	103,436
Midwest City, OK Capital Impvt. 5.375% 09/01/24	500,000	514,980
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 5.000% 07/01/29	425,000	441,643
Oklahoma City, OK Water Utility Rev. 5.000% 07/01/34	250,000	256,168
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 4.000% 07/01/34	250,000	238,962
*OK Municipal Power Auth. Rev. 5.750% 01/01/24	2,230,000	2,530,849
*OK Municipal Power Auth. Power Supply Rev. 4.500% 01/01/47	600,000	558,324
*OK State Water (Loan Program) Rev. 5.100% 09/01/16	40,000	40,015
Okmulgee Public Works Auth. Capital Improvement Rev. 5.125% 08/01/30	750,000	800,678
Okmulgee Public Works Auth. Capital Improvement Rev. 4.800% 10/01/27	500,000	534,480
Puerto Rico Electric Power Auth. Power Rev. 5.250% 07/01/26	500,000	520,690
Sallisaw, OK Mun Auth Util Sys Rev Ref 4.450% 1/1/28	100,000	97,443
Sapulpa Municipal Authority Utility Rev. 5.125% 01/01/32	250,000	256,348
Tulsa Metropolitan Util. Auth. Utility Revs 4.250% 05/01/26	100,000	101,941
Tulsa Metropolitan Util. Auth. Utility Revs 4.500% 05/01/27	610,000	625,848
		9,707,971

TOTAL MUNICIPAL BONDS (COST: $33,793,570)		$33,976,548

SHORT-TERM SECURITIES (0.3%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.1293% (COST: $895,556)	895,556	$895,556

TOTAL INVESTMENTS IN SECURITIES (COST: $34,689,126)		$34,872,104
OTHER ASSETS LESS LIABILITIES		170,275

NET ASSETS		$35,042,379

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

MAINE MUNICIPAL FUND
Schedule of Investments April 30, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (98.5%)

Education (12.8%)
Maine Educational Loan Auth. Student Loan Rev. 5.875% 12/01/39	$250,000	$276,260
Maine Health & Higher Educ. Facs. Ser A-Bowdoin College 5.125% 07/01/39	465,000	490,184
Maine Health & Higher Edl. Facs. Auth. Rev. 5.000% 07/01/32	30,000	30,448
Maine Health & Higher Edl Facsauth Rev Unrefunded Bal 5.000% 07/01/23	135,000	144,414
University of Maine System Rev. 4.625% 03/01/29	100,000	99,473
University of Maine System Rev. 4.75% 3/1/2037	550,000	557,067
University of Puerto Rico 5.000% 06/01/17	500,000	503,985
		2,101,831
General Obligation (28.5%)
Bangor, ME 4.000% 09/01/24	155,000	161,160
Brewer, ME GO 4.600% 11/01/17	210,000	218,709
Freeport, ME GO 7.250% 09/01/10	20,000	20,454
Gorham, ME Unlimited Tax G.O. 4.300% 02/01/23	155,000	164,303
Gorham, ME Unlimited Tax G.O. 4.350% 02/01/24	155,000	164,151
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	290,119
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	287,851
Lewiston, ME G.O. 5.000% 04/01/22	500,000	528,120
Lewiston, ME G.O. 5.000% 04/01/24	250,000	265,182
Lewiston, ME G.O. 4.50% 1/15/25	200,000	207,752
Maine State (Highway) 5.000% 06/15/11	200,000	210,040
Portland, ME 4.250% 05/01/29	250,000	256,777
City of Portland, ME 4.125% 10/01/29	100,000	100,852
Scarborough, ME G.O. 4.400% 11/01/31	250,000	252,863
Scarborough, ME G.O. 4.400% 11/01/32	480,000	484,435
Maine School Adminstrative Dist #51 Unlimited GO 4.100% 10/15/19	100,000	103,128
Maine School Adminstrative Dist # 51 General Obligation 4.250% 10/15/29	250,000	255,917
Westbrook, ME G.O. 4.250% 10/15/20	180,000	189,301
*Yarmouth, ME 5.000% 11/15/19	500,000	534,885
		4,695,999
Health Care (13.9%)
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) 5.250% 07/01/10	410,000	410,377
Maine Health & Higher Educ. Facs. Auth. 6.000% 10/01/13	195,000	218,613
Maine Health & Higher Educ. Facs. Rev. 5.000% 7/1/22	250,000	267,927
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) 5.000% 07/01/25	340,000	354,865
Maine Health & Higher Ed. Facsauth Rev 5.000% 07/01/39	510,000	515,197
Maine Health & Higher Ed Fac Auth Rev 5.000% 07/01/20	250,000	276,645
Maine Health & Higher Ed Fac Auth Rev 5.000% 07/01/40	250,000	250,377
		2,294,001
Housing (3.7%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 09/01/31	10,000	10,280
Maine State Hsg. Auth. 5.000% 11/15/29	350,000	355,750
Maine State Hsg. Auth. 4.700% 11/15/27	250,000	246,760
		612,790
Other Revenue (9.2%)
Maine Governmental Facs. Auth Lease 5.375% 10/01/16	250,000	262,100
Maine Governmental Facs. Auth Lease Rent Rev. 5.000% 10/01/23	125,000	130,852
Maine Municipal Bond Bank (Sewer & Water) Rev. 4.900% 11/01/24	100,000	105,454
*Puerto Rico Public Finance Corp. Commonwealth Appropriations 5.375% 06/01/18	710,000	817,842
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.000% 08/01/26	200,000	201,402
		1,517,650
Prerefunded (3.1%)
Maine State Turnpike Auth. Rev. 5.750% 07/01/28	500,000	508,495

Transportation (15.7%)
Maine Municipal Bond Bank Transportation Infustructure Rev 5.000% 09/01/24	1,000,000	1,102,050
Maine State Turnpike Auth. 5.000% 07/01/33	450,000	459,391
*Maine ST. Turnpike Auth. Rev. 5.125% 07/01/30	500,000	511,960
Portland, ME Airport Rev 5.000% 07/01/32	500,000	505,560
		2,578,961
Utilities (11.6%)
Kennebunk, ME Power & Light Dist. 5.000% 08/01/22	500,000	540,155
Portland, ME Water District Rev 4.250% 11/01/27	500,000	507,055
Puerto Rico Elec. Power Auth. Power Rev. 5.000% 07/01/23	100,000	100,747
Puerto Rico Electric Power Auth. Power Rev. 5.250% 07/01/26	250,000	260,345
Virgin Islands Water & Power Auth. Elec. Syst. Rev. 5.300% 07/01/21	500,000	500,920
		1,909,222

TOTAL MUNICIPAL BONDS (COST: $15,778,953)		$16,218,949

SHORT-TERM SECURITIES (0.6%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.1293% (COST: $94,408)	94,408	$94,408

TOTAL INVESTMENTS IN SECURITIES (COST: $15,873,361)		$16,313,357
OTHER ASSETS LESS LIABILITIES		156,486

NET ASSETS		$16,469,843

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments April 30, 2010
	Principal Amount	Market Value
MUNICIPAL BONDS (97.9%)

Education (6.3%)
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) 5.500% 07/01/13	$95,000	$101,398
University of Puerto Rico 5.000% 06/01/17	150,000	151,195
		252,593
General Obligation (47.6%)
Concord, NH G.O. 4.600% 10/15/14	100,000	105,130
*Derry, NH 4.800% 02/01/18	115,000	118,993
Gorham, NH G.O. 4.850% 04/01/14	65,000	65,339
*Hampton, NH G.O. 4.000% 12/15/20	200,000	205,350
Hillsborough, NH G.O. 4.000% 11/01/20	100,000	104,210
Hillsborough, NH G.O. 4.000% 11/01/21	100,000	103,747
Merrimack Cty., NH G.O. 4.250% 12/01/19	100,000	108,508
Merrimack Cty., NH G.O. 4.500% 12/01/27	100,000	105,335
New Hampshire Muni Bond Bank 2009 Series D 4.000% 07/15/25	175,000	183,141
*New Hampshire State Capital Improvement G.O. 5.000% 04/15/13	250,000	277,030
New Hampshire State Capital Improvement G.O. 4.750% 03/01/27	100,000	107,033
Portsmouth, NH G.O. 4.000% 08/01/19	100,000	105,032
*Rochester, NH G.O. 4.750% 07/15/20	300,000	319,572
		1,908,420
Health Care (18.3%)
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.100% 10/01/10	100,000	101,681
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.200% 10/01/11	60,000	62,927
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.500% 10/01/15	120,000	125,155
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.625% 10/01/16	20,000	20,901
New Hampshire Health & Ed. Conway Hosp. 5.250% 6/1/16	100,000	101,424
New Hampshire Health & Ed. Facs. Auth Rev. Healthcare Sys-Covenant Hlth-B 5.000% 7/1/24	100,000	102,189
NH Health & Educ. Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	118,702
New Hampshire Health & Educ Concord Hosp. 5.875% 10/01/16	100,000	100,085
		733,064
Housing (8.9%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 09/01/31	10,000	10,277
New Hampshire State Hsg. Single Fam. Rev. 4.900% 7/1/25	100,000	97,914
New Hampshire State Hsg. Finance Auth. Single Family Mtg. Rev. 5.350% 07/01/40	100,000	99,399
New Hampshire State Hsg Finance Auth. Single Family Mtg. Rev. 4.625% 07/01/25	150,000	148,325
		355,915
Other Revenue (3.8%)
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	150,000	153,785

Transportation (2.6%)
New Hampshire State Turnpike System 5.125% 10/01/19	100,000	104,203

Utilities (10.4%)
Manchester, NH Water Rev. 5.000% 12/01/28	100,000	103,283
*Manchester, NH Water Works Rev. 5.000% 12/01/34	250,000	257,445
Puerto Rico Elec. Power Auth. Power Rev. 5.000% 07/01/23	55,000	55,411
		416,139

TOTAL MUNICIPAL BONDS (COST: $3,804,151)		$3,924,119

SHORT-TERM SECURITIES (1.3%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.1293% (Cost: $52,559)	52,559	$52,559

TOTAL INVESTMENTS IN SECURITIES (COST: $3,856,710)		$3,976,678
OTHER ASSETS MINUS LIABILITIES		32,288

NET ASSETS		$4,008,966

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES
At April 30, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$45,923,590	$18,921,234	$31,049,760	$34,689,126	$15,873,361	$3,856,710
Unrealized appreciation	$1,314,051	$562,018	$714,634	$727,318	$471,641	$123,619
Unrealized depreciation	$32,918	$41,584	$181,166	$544,340	$31,645	$3,651
Net unrealized appreciation (depreciation)*	$1,281,133	$520,434	$533,468	$182,978	$439,996	$119,968

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of April 30, 2010:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,730,420	$0	$0	$1,730,420
Municipal Bonds	0	45,474,303	0	45,474,303
Total	$1,730,420	$45,474,303	$0	$47,204,723

Kansas Insured Intermediate Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$584,210	$0	$0	$584,210
Municipal Bonds	0	18,857,458	0	18,857,458
Total	$584,210	$18,857,458	$0	$19,441,668

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$208,358	$0	$0	$208,358
Municipal Bonds	0	31,369,870	0	31,369,870
Total	$208,358	$31,369,870	$0	$31,578,228

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$895,556	$0	$0	$895,556
Municipal Bonds	0	33,976,548	0	33,976,548
Total	$895,556	$33,976,548	$0	$34,872,104

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$94,408	$0	$0	$94,408
Municipal Bonds	0	16,218,949	0	16,218,949
Total	$94,408	$16,218,949	$0	$16,313,357

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$52,559	$0	$0	$52,559
Municipal Bonds	0	3,924,119	0	3,924,119
Total	$52,559	$3,924,119	$0	$3,976,678

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 28, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 28, 2010